Nature of Operations (Details) account in Millions, $ in Millions			12 Months Ended
	Nov. 15, 2015 USD ($) state branch	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) employee account state branch	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Cash consideration			$ 3,902	$ 0	$ 0
Net finance receivables			$ 15,559	$ 6,609
Number of states in which branch operations are conducted | state			43
Springleaf Financial Holdings, LLC
Related Party Transaction [Line Items]
Percent of common stock held by related party			58.00%
Minimum [Member]
Related Party Transaction [Line Items]
Number of customer accounts from which net finance receivables are due | account			2.5
Number of branch offices, over | branch			1,900
Number of employees | employee			11,400
OneMain
Related Party Transaction [Line Items]
Cash consideration	$ 4,500	$ 4,478
Number of branch offices, over | branch	1,100
Number of states in which branch operations are conducted | state	43